Earnings/(Loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
(Loss)/profit from continuing operations	(36)	(270)	(32)	3,710	(574)
Loss from discontinued operations	—	(24)	—	(4)	(31)
(Loss)/profit available to stockholders	(36)	(294)	(32)	3,706	(605)
Effect of dilution	—	—	—	—	—
Diluted (loss)/profit available to stockholders	(36)	(294)	(32)	3,706	(605)
The components of the denominator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Basic (loss)/earnings per share:
Weighted average number of common shares outstanding	50	100	50	100	100
Diluted(loss)/earnings per share:
Effect of dilution	—	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	50	100	50	100	100
The basic and diluted (loss)/earnings per share were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Basic (loss)/earnings per share from continuing operations	(0.72)	(2.69)	(0.64)	36.96	(5.72)
Diluted (loss)/earnings per share from continuing operations	(0.72)	(2.69)	(0.64)	36.96	(5.72)
Basic loss per share from discontinued operations	—	(0.24)	—	(0.04)	(0.31)
Diluted loss per share from discontinued operations	—	(0.24)	—	(0.04)	(0.31)
Basic (loss)/earnings per share	(0.72)	(2.93)	(0.64)	36.92	(6.03)
Diluted (loss)/earnings per share	(0.72)	(2.93)	(0.64)	36.92	(6.03)